Cover	Feb. 26, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2026
Entity File Number	001-40856
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Central Index Key	0001855457
Entity Tax Identification Number	86-3078783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1155 Perimeter Center West
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	877
Local Phone Number	710-5673
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	KORE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Ravinia Drive NE
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346